Term Loans (Details) - Schedule of financial liabilities - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Current liabilities
Total term loans	R 89,350	R 15,930
Interest-bearing loans [Member] | ZAR [Member]
Non-current liabilities
Interest rate	JIBAR + 2.05%
Maturity	February 2024
Total term loans	R 20,003
Interest-bearing loans [Member] | EUR [Member]
Non-current liabilities
Interest rate	3%
Maturity	December 2023
Total term loans	R 5,024	10,468
Mortgaged bonds [Member] | ZAR [Member]
Non-current liabilities
Interest rate	Prime rate -1.15%
Maturity	December 2025
Total term loans	R 46,167
Mortgaged bonds [Member] | ZAR [Member] | Non-current liabilities [Member]
Non-current liabilities
Total term loans	R 71,194	10,468
Interest-bearing loans [Member] | EUR [Member]
Current liabilities
Interest rate	3%
Maturity	December 2023
Total term loans	R 5,235	5,462
Mortgaged bonds [Member] | ZAR [Member]
Current liabilities
Interest rate	Prime rate -1.15%
Maturity	December 2025
Total term loans	R 12,921
Current liabilities [Member]
Current liabilities
Total term loans	R 18,156	R 5,462